Share-based payments transactions - Disclosure of Indirect Measurement of Fair Value of Share Options Granted (Details) - Global Blue Management Incentive Plan - $ / shares	Sep. 14, 2022	Oct. 23, 2020	Jun. 25, 2019
SOP 2019 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 10.59
Exercise price (in USD per share)			$ 10.59
Expected volatility			25.00%
Risk free interest rate			1.91%
Fair value at grant date (in USD per share)			$ 1.59
SOP 2019 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			10.59
Exercise price (in USD per share)			$ 10.59
Expected volatility			25.00%
Risk free interest rate			1.91%
Fair value at grant date (in USD per share)			$ 1.59
SOP 2020 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 8.64
Expected volatility		21.50%
Risk free interest rate		0.50%
SOP 2020 | Vesting tranche one | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		$ 8.50
Fair value at grant date (in USD per share)		1.54
SOP 2020 | Vesting tranche one | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		10.50
Fair value at grant date (in USD per share)		0.96
SOP 2020 | Vesting tranche one | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		12.50
Fair value at grant date (in USD per share)		0.61
SOP 2020 | Vesting tranche one | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		14.50
Fair value at grant date (in USD per share)		0.39
SOP 2020 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 8.64
Expected volatility		21.50%
Risk free interest rate		0.50%
SOP 2020 | Vesting tranche two | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		$ 8.50
Fair value at grant date (in USD per share)		1.54
SOP 2020 | Vesting tranche two | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		10.50
Fair value at grant date (in USD per share)		0.96
SOP 2020 | Vesting tranche two | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		12.50
Fair value at grant date (in USD per share)		0.61
SOP 2020 | Vesting tranche two | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		14.50
Fair value at grant date (in USD per share)		0.39
SOP 2020 | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 8.64
Expected volatility		21.50%
Risk free interest rate		0.50%
SOP 2020 | Vesting tranche three | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		$ 8.50
Fair value at grant date (in USD per share)		1.52
SOP 2020 | Vesting tranche three | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		10.50
Fair value at grant date (in USD per share)		0.96
SOP 2020 | Vesting tranche three | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		12.50
Fair value at grant date (in USD per share)		0.61
SOP 2020 | Vesting tranche three | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		14.50
Fair value at grant date (in USD per share)		0.39
SOP 2020 | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 8.64
Expected volatility		21.50%
Risk free interest rate		0.50%
SOP 2020 | Vesting tranche four | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		$ 8.50
Fair value at grant date (in USD per share)		1.49
SOP 2020 | Vesting tranche four | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		10.50
Fair value at grant date (in USD per share)		0.95
SOP 2020 | Vesting tranche four | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		12.50
Fair value at grant date (in USD per share)		0.61
SOP 2020 | Vesting tranche four | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)		14.50
Fair value at grant date (in USD per share)		$ 0.39
SOP 2020 MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 8.64
Expected volatility	21.50%
Risk free interest rate	0.50%
SOP 2020 MOD | Vesting tranche one | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	$ 6.42
Fair value at grant date (in USD per share)	2.52
SOP 2020 MOD | Vesting tranche one | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	8.42
Fair value at grant date (in USD per share)	1.57
SOP 2020 MOD | Vesting tranche one | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	10.42
Fair value at grant date (in USD per share)	0.98
SOP 2020 MOD | Vesting tranche one | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	12.42
Fair value at grant date (in USD per share)	0.62
SOP 2020 MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 8.64
Expected volatility	21.50%
Risk free interest rate	0.50%
SOP 2020 MOD | Vesting tranche two | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	$ 6.42
Fair value at grant date (in USD per share)	2.50
SOP 2020 MOD | Vesting tranche two | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	8.42
Fair value at grant date (in USD per share)	1.57
SOP 2020 MOD | Vesting tranche two | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	10.42
Fair value at grant date (in USD per share)	0.98
SOP 2020 MOD | Vesting tranche two | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	12.42
Fair value at grant date (in USD per share)	0.62
SOP 2020 MOD | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 8.64
Expected volatility	21.50%
Risk free interest rate	0.50%
SOP 2020 MOD | Vesting tranche three | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	$ 6.42
Fair value at grant date (in USD per share)	2.45
SOP 2020 MOD | Vesting tranche three | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	8.42
Fair value at grant date (in USD per share)	1.55
SOP 2020 MOD | Vesting tranche three | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	10.42
Fair value at grant date (in USD per share)	0.97
SOP 2020 MOD | Vesting tranche three | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	12.42
Fair value at grant date (in USD per share)	0.62
SOP 2020 MOD | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 8.64
Expected volatility	21.50%
Risk free interest rate	0.50%
SOP 2020 MOD | Vesting tranche four | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	$ 6.42
Fair value at grant date (in USD per share)	2.37
SOP 2020 MOD | Vesting tranche four | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	8.42
Fair value at grant date (in USD per share)	1.52
SOP 2020 MOD | Vesting tranche four | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	10.42
Fair value at grant date (in USD per share)	0.96
SOP 2020 MOD | Vesting tranche four | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	12.42
Fair value at grant date (in USD per share)	$ 0.62